Mineral Properties and Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Schedule Related to Property, Plant and Equipment

	Machinery and equipment	Buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance at December 31, 2017	$62,217	$131,738	$6,315	$1,163	$7,295	$12,921	$221,649
Additions	3,122	390	6,411	994	-	68,214	79,131
Change in rehabilitation provision	550	-	-	-	-	-	550
Disposals	(1,859)	-	(328)	(30)	(26)	-	(2,243)
Reclassifications	10,158	9,190	(3,495)	36	6,142	(22,031)	-
Balance at December 31, 2018	$74,188	$141,318	$8,903	$2,163	$13,411	$59,104	$299,087

ACCUMULATED DEPRECIATION
Balance at December 31, 2017	$27,570	$52,353	$3,890	$662	$3,510	$-	$87,985
Disposals	(1,719)	-	(264)	(31)	(26)	-	(2,040)
Reclassifications	3,152	538	(19)	37	(3,708)	-	-
Depreciation	6,840	12,656	833	282	331	-	20,942
Balance, December 31, 2018	$35,843	$65,547	$4,440	$950	$107	$-	$106,887

Net Book Value at December 31, 2018	$38,345	$75,771	$4,463	$1,213	$13,304	$59,104	$192,200

	Machinery and equipment	Buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance at December 31, 2016	$57,685	$132,067	$15,848	$1,095	$7,810	$941	$215,446
Additions	2,978	276	726	108	-	10,812	14,900
Changes in rehabilitation provision	312	-	-	-	-	-	312
Disposals	(3,461)	(1,184)	(3,006)	(110)	(515)	(730)	(9,006)
Reclassifications	4,703	579	(7,253)	70	-	1,898	(3)
Balance at December 31, 2017	$62,217	$131,738	$6,315	$1,163	$7,295	$12,921	$221,649

ACCUMULATED IMPAIRMENT
Balance at December 31, 2016	$3,776	$16,154	$2,365	$-	$475	$-	$22,770
Disposals	(1)	-	-	-	(75)	-	(76)
Impairment reversal	(3,775)	(16,154)	(2,365)	-	(400)	-	(22,694)
Balance, December 31, 2017	$-	$-	$-	$-	$-	$-	$-

ACCUMULATED DEPRECIATION
Balance at December 31, 2016	$17,864	$33,479	$6,748	$576	$3,146	$-	$61,813
Disposals	(2,549)	(448)	(1,507)	(101)	(440)	-	(5,045)
Reclassifications	3,907	-	(3,920)	13	-	-	-
Impairment reversal	2,449	6,484	1,253	-	251	-	10,437
Depreciation	5,899	12,838	1,316	174	553	-	20,780
Balance at December 31, 2017	$27,570	$52,353	$3,890	$662	$3,510	$-	$87,985

Net Book Value at December 31, 2017	$34,647	$79,385	$2,425	$501	$3,785	$12,921	$133,664

Mineral Properties and Exploration and Evaluation Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule Related to Property, Plant and Equipment

	Depletable		Not depletable
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance at December 31, 2017	$112,669	$164,198	$140,154	$4,150	$421,171
Additions	8,240	12,035	14,782	3,647	38,704
Changes in rehabilitation provision	716	(624)	918	-	1,010
Balance at December 31, 2018	$121,625	$175,609	$155,854	$7,797	$460,885

ACCUMULATED DEPLETION
Balance at December 31, 2017	$61,053	$63,506	$-	$-	$124,559
Depletion	7,154	16,372	-	-	23,526
Balance at December 31, 2018	$68,207	$79,878	$-	$-	$148,085

Net Book Value at December 31, 2018	$53,418	$95,731	$155,854	$7,797	$312,800

	Depletable		Not depletable
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance at December 31, 2016	$100,630	$151,259	$130,590	$1,844	$384,323
Additions	10,599	13,888	9,234	2,508	36,229
Changes in rehabilitation provision	1,448	(931)	301	-	818
Disposals	-	-	-	(202)	(202)
Reclassifications	(8)	(18)	29	-	3
Balance at December 31, 2017	$112,669	$164,198	$140,154	$4,150	$421,171

ACCUMULATED IMPAIRMENT
Balance at December 31, 2016	$31,900	$-	$-	$-	$31,900
Impairment reversal	(31,900)	-	-	-	(31,900)
Balance at December 31, 2017	$-	$-	$-	$-	$-

ACCUMULATED DEPLETION
Balance at December 31, 2016	$42,059	$46,829	$-	$-	$88,888
Impairment reversal	13,038	-	-	-	13,038
Depletion	5,956	16,677	-	-	22,633
Balance at December 31, 2017	$61,053	$63,506	$-	$-	$124,559

Net Book Value at December 31, 2017	$51,616	$100,692	$140,154	$4,150	$296,612

As at December 31, 2018 the Company has capitalized interest of $1,125 (December 31, 2017 - $146) related to the Lindero Project.